Deferred Income Tax	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Deferred Income Tax
22	DEFERRED INCOME TAX

The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
At beginning of period(1)	¥(321,493)	¥(238,240)
Deferred tax benefit (expense)	(10,623)	(1,036)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	12,407	(22,492)
Available-for-sale financial asset reserve	—	(99,383)
Financial instruments at fair value through other comprehensive income reserve	108,090	—
Exchange differences on translating foreign operations reserve	474	3,137
Acquisition and disposal of subsidiaries and businesses	(16,391)	(17,196)
Reclassification to assets held for sale(2)	—	(5,540)
Exchange differences and others	(2,756)	2,445

At end of period	¥(230,292)	¥(378,305)

(1)

The net deferred tax assets and liabilities at the beginning of period for the fiscal year ended March 31, 2019 are calculated under IFRS 9 and IFRS 15. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

(2)

The SMBC Group reclassified net deferred tax assets of ¥5,540 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

The deferred tax assets and liabilities at March 31, 2019 and 2018 were attributable to the following items:

	At March 31,
	2019	2018
	(In millions)
Deferred tax assets:
Loans and advances	¥286,752	¥206,928
Derivative financial instruments	48,821	59,530
Tax losses carried forward	44,518	24,082
Provision for interest repayment	37,845	36,779
Retirement benefits	10,254	9,204
Investment securities	754	1,243
Other deductible temporary differences	112,092	152,891

Total deferred tax assets	541,036	490,657

Deferred tax liabilities:
Investment securities	572,369	680,425
Goodwill and intangible assets	71,265	81,076
Property, plant and equipment	57,607	28,786
Lease transactions	10,381	10,866
Retirement benefits	3,224	19,484
Other taxable temporary differences	56,482	48,325

Total deferred tax liabilities	771,328	868,962

Net deferred tax liabilities(1)	¥(230,292)	¥(378,305)

(1)

Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

On March 31, 2016, the Government of Japan promulgated (i) an amendment to the Corporation Tax Act and (ii) the Local Tax Act. Those laws (i) reduce the Japanese national corporation tax rate by 0.5 percentage points from the fiscal year beginning April 1, 2016 and additionally reduce by 0.2 percentage points from the fiscal year beginning April 1, 2018, and (ii) reduce the enterprise tax rate by 1.2 percentage points from the fiscal year beginning April 1, 2016. As a result, the effective statutory tax rate of the Company was reduced from 32.3% to 30.9% during the two fiscal years beginning April 1, 2016 through March 31, 2018 and from 30.9% to 30.6% for the fiscal years beginning April 1, 2018. The SMBC Group measured deferred tax assets and liabilities at the rates that were expected to apply to the period when the assets are realized or the liabilities are settled.

On December 22, 2016, the Company applied to the Commissioner of the National Tax Agency for permission to adopt the consolidated corporate-tax system in Japan from the fiscal year beginning April 1, 2017. Accordingly, the Company and its wholly owned domestic subsidiaries started to recognize the deferred tax assets based on the consolidated corporate-tax system at March 31, 2017. Under the consolidated corporate-taxsystem, the taxable profits or losses on a consolidated basis are calculated by aggregating those of the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”), and any unused tax losses carried forward, except for certain specified consolidated tax losses carried forward, by one company can be used by another company within the tax consolidated group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on a consolidated basis, but only to the extent that it is probable that future consolidated taxable profits will be available against which the deductible temporary differences and tax losses carried forward can be utilized.

The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the consolidated corporate-tax system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.

The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2019 and 2018 for which no deferred tax assets were recognized.

	At March 31,
	2019	2018
	(In millions)
Deductible temporary differences	¥ 414,953	¥445,649
Tax losses carried forward which will expire in 1 year	153,865	224,298
2 years	250,892	209,109
3 years	63,571	252,812
4 years	56,043	70,222
5 years	47,562	140,879
6 years	26,276	59,791
7 years	13,231	44,575
8 years	60,093	16,279
9 years	—	59,367
10 years and thereafter	146,206	367

Total deductible temporary differences and tax losses carried forward(1)	¥1,232,692	¥1,523,348

(1)

Under the consolidated corporate-tax system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥405,615 million and ¥421,319 million at March 31, 2019 and 2018, respectively.

In addition to the above table, the SMBC Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥810 billion and ¥818 billion at March 31, 2019 and 2018, respectively.

At March 31, 2019 and 2018, the amount of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized was ¥2,334 billion and ¥2,041 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.

Deferred tax expense for the fiscal years ended March 31, 2019 and 2018 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
Property, plant and equipment	¥(28,338)	¥(1,137)
Investment securities	25,226	(34,881)
Goodwill and intangible assets	22,451	7,809
Tax losses carried forward	21,016	(3,448)
Derivative financial instruments	(10,110)	9,296
Loans and advances	(7,956)	6,092
Retirement benefits	5,102	(2,604)
Provision for interest repayment	1,066	(3,840)
Lease transactions	278	5,223
Other temporary differences—net	(39,358)	16,454

Total deferred tax benefit (expense)	¥(10,623)	¥(1,036)